Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Subsequent Events [Text Block]
15.	Subsequent Events

i)

On August 3, 2015, the Company issued an aggregate of 380,457 shares of common stock of the Company at $4.00 per share for aggregate proceeds of $1,521,777 pursuant to the exercise of warrants. The warrants were exercised at a reduced exercise price under the terms of an issuer tender offer to amend and exercise certain warrants to purchase common stock of the Company filed with the Securities and Exchange Commission on July 7, 2015.

ii)

On August 18, 2015, the Company granted stock options to purchase 299,899 shares of common stock of the Company at a price of $4.40 per share to a director and officer of the Company (the “President”) pursuant to an employment agreement with the President. The options vest as to 25% immediately on the date of grant and the remaining 75% in equal monthly instalments over a period of three years from the date of grant.

iii)

On September 9, 2015, the Company granted warrants to purchase 62,500 shares of common stock of the Company at a price of $5.11 per share to a consultant of the Company pursuant to consulting agreement. The warrants will vest over a term of three years.

16. Subsequent Events

Subsequent to January 31, 2015;

a)	The Company issued stock options to purchase an aggregate of 78,750 shares of common stock at an exercise price of $4.80 as to 37,500 shares and $4.48 as to 41,250 shares.